Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related party transactions
Management compensation

	Year Ended December 31,
	2017	2016	2015
	(€ in thousands)
Fixed compensation	778	644	506
Compensation arisen from stock option plan	231	--	--
Total	1,009	644	506